OTHER NON-CURRENT LIABILITIES - Other Non-Current Liabilities by Type (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Long-term income tax payable	$ 321	$ 241
Provision for offsite remediation	50	52
Other non-current financial liabilities	92	105
Other liabilities (note 29)	1,268	823
Pascua-Lama
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Deposit on agreement	149	0
Pueblo Viejo
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Deposit on agreement	447	425
Shareholder loan	42	0
Tanzanian Mines [Member]
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Shareholder loan	$ 167	$ 0